Goodwill and Intangible Assets - Allocation of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,084.8	$ 3,126.3
Intangible assets	2,843.4	3,102.8
Intangible assets and goodwill	5,928.2	6,229.1	$ 6,194.1
Insurance and reinsurance companies.
Disclosure of information for cash-generating units [line items]
Goodwill	1,972.8	2,010.1
Intangible assets	1,614.2	1,617.2
Intangible assets and goodwill	3,587.0	3,627.3
Allied World Assurance Company Holdings, Ltd (Allied World)
Disclosure of information for cash-generating units [line items]
Goodwill	940.0	940.0
Intangible assets	565.8	611.7
Intangible assets and goodwill	1,505.8	1,551.7
Brit Limited (Brit)
Disclosure of information for cash-generating units [line items]
Goodwill	215.6	200.2
Intangible assets	580.5	581.1
Intangible assets and goodwill	796.1	781.3
Zenith National Insurance Corp. (Zenith National)
Disclosure of information for cash-generating units [line items]
Goodwill	317.6	317.6
Intangible assets	84.4	93.2
Intangible assets and goodwill	402.0	410.8
Crum & Forster Holdings Corp. (Crum & Forster)
Disclosure of information for cash-generating units [line items]
Goodwill	189.1	188.8
Intangible assets	91.0	104.2
Intangible assets and goodwill	280.1	293.0
Northbridge Financial Corporation (Northbridge)
Disclosure of information for cash-generating units [line items]
Goodwill	94.9	95.4
Intangible assets	121.3	105.5
Intangible assets and goodwill	216.2	200.9
Odyssey Group Holdings, Inc. (Odyssey Group)
Disclosure of information for cash-generating units [line items]
Goodwill	119.7	119.7
Intangible assets	54.9	57.3
Intangible assets and goodwill	174.6	177.0
All other insurance and reinsurance companies
Disclosure of information for cash-generating units [line items]
Goodwill	95.9	148.4
Intangible assets	116.3	64.2
Intangible assets and goodwill	212.2	212.6
Non-insurance companies.
Disclosure of information for cash-generating units [line items]
Goodwill	1,112.0	1,116.2
Intangible assets	1,229.2	1,485.6
Intangible assets and goodwill	2,341.2	2,601.8
Recipe Unlimited Corporation (Recipe)
Disclosure of information for cash-generating units [line items]
Goodwill	321.2	280.9
Intangible assets	980.5	1,011.0
Intangible assets and goodwill	1,301.7	1,291.9
Boat Rocker Media Inc. (Boat Rocker)
Disclosure of information for cash-generating units [line items]
Goodwill	89.1	90.1
Intangible assets	90.2	230.8
Intangible assets and goodwill	179.3	320.9
Farmers Edge Inc. (Farmers Edge)
Disclosure of information for cash-generating units [line items]
Goodwill	208.3	202.6
Intangible assets	16.0	17.0
Intangible assets and goodwill	224.3	219.6
AGT Food and Ingredients Inc. (AGT)
Disclosure of information for cash-generating units [line items]
Goodwill	154.4	168.5
Intangible assets	34.9	47.1
Intangible assets and goodwill	189.3	215.6
Thomas Cook (India) Limited (Thomas Cook India)
Disclosure of information for cash-generating units [line items]
Goodwill	142.1	144.6
Intangible assets	54.5	56.3
Intangible assets and goodwill	196.6	200.9
All other non-insurance companies
Disclosure of information for cash-generating units [line items]
Goodwill	196.9	229.5
Intangible assets	53.1	123.4
Intangible assets and goodwill	$ 250.0	$ 352.9